Short-term Loan	12 Months Ended
Dec. 31, 2013
Short-term Loan
Short-term Loan

13.                Short-term Loan

In January 2013, the Company entered into a short-term loan arrangement with the Hong Kong and Shanghai Banking Corporation (“HSBC”). The commitment of the loan amounts to RMB975.50 million (US$161.1 million), with a fixed interest rate of 1.25% per annum and a maturity term of twelve months.